Nontrade Receivables and Allowance for Credit Losses (Detail) - Non Trade Receivable - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	$ 97	$ 91
Allowance for credit losses	(43)	(33)
Net nontrade receivable	54	58
Agents
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	43	41
Allowance for credit losses	(43)	(33)
Net nontrade receivable		8
Reinsurer
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	54	50
Net nontrade receivable	$ 54	$ 50